Capital and financial risk management - Financial risk management (Details) € in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) item	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Number of times per year the treasury risk committee meets | item	3
Bonds subject to financial covenant ratios	€ 0
Bonds having change of control clause	35,000	€ 38,000
Provisions	2,246	2,548	€ 2,639
Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Exposure from guarantee contracts	1,927	€ 1,341
Provisions	€ 0